Investment in Associate (Tables)	6 Months Ended
Dec. 31, 2024
Investment in Associate [Abstract]
Disclosure of Investments in Associates [Table Text Block]
	31 December 2024 $	30 June 2024 $
Investments in associates	344,953	343,239

Schedule of Investment Details	a)Investment details
	31 December 2024 $	30 June 2024 $
Percentage held at reporting date – EV Resources (i)	20%	20%

(i)	On 29 February 2024 upon completion of the Transaction, European Lithium Ltd transferred to the Group a 20% interest in EV Resources GmbH (previously Jadar Lithium GmbH), the holder of the Weinebene and Eastern Alps Projects which lies 20km to the east of the Wolfsberg Project. The initial investment was valued at $345,502 upon completion of the Transaction based on the carrying value of the investments in the accounts of European Lithium Ltd at the date of the transfer.

Schedule of Movement in the Carrying Amount of the Investment in Associates	b)Movement in the carrying amount of the investment in associates
	31 December 2024 $	30 June 2024 $
Balance at beginning of period	343,239	-
Initial investment	-	345,502
Share of net profit/(losses) recognised during the period	1,714	(2,263)
Balance at end of period	344,953	343,239

Schedule of EV Resources GmbH	c)Summarised financial information based on unaudited accounts
	31 December 2024 $	30 June 2024 $
Current assets	1,077	3,415
Non-current assets	297,639	300,384
Current liabilities	(413,812)	(431,372)
Non-current liabilities	-	-
Equity	(115,096)	(127,573)

Schedule of EV Resources GmbH Contingent Liabilities, Capital Commitments

EV Resources GmbH has no contingent liabilities, capital commitments or bank guarantees on issue as at 31 December 2024.

	31 December 2024 $	30 June 2024 $
Revenue and other income	-	-
Depreciation	-	-
Profit/(loss) before tax	8,570	(11,315)
Income tax expense	-	-
Profit/(loss) for the period	8,570	(11,315)
Total comprehensive (loss) for the period	-	-
Group’s share of profit/(loss) for the period	1,714	(2,263)